Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2025	Jan. 28, 2025	Dec. 31, 2024	Nov. 30, 2024	Aug. 11, 2024	May 09, 2024	Dec. 31, 2023	Nov. 30, 2023	Jul. 18, 2023
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Preferred stock, par value			$ 0.0001				$ 0.0001
Preferred stock, shares authorized			1,000,000				1,000,000
Common stock par value			$ 0.0001				$ 0.0001
Common stock, shares authorized			499,000,000				499,000,000
Common stock shares, issued			1				1
Common stock shares, outstanding			1				1
Evergreen Merger Corporation [Member] | Common Class A [Member]
IfrsStatementLineItems [Line Items]
Common stock par value			$ 0.0001
Common stock, shares authorized			479,000,000
Evergreen Merger Corporation [Member] | Common Class B [Member]
IfrsStatementLineItems [Line Items]
Common stock par value			$ 0.0001
Common stock, shares authorized			20,000,000
Evergreen Corporation [Member]
IfrsStatementLineItems [Line Items]
Preferred stock, par value	$ 0.0001			$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000				1,000,000
Ordinary shares redemption price per share				$ 10.15
Preferred stock, shares issued	0			0				0
Preferred stock, shares outstanding	0			0				0
Evergreen Corporation [Member] | Common Class A [Member]
IfrsStatementLineItems [Line Items]
Common stock par value	$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares authorized	479,000,000			479,000,000				479,000,000
Common stock shares, issued	532,500			532,500				532,500
Common stock shares, outstanding	532,500			532,500				532,500
Ordinary shares possible redemption	2,207,300	2,456,657		4,663,957	4,004,330	2,831,713		7,495,670	4,004,330
Ordinary shares redemption price per share	$ 12.09			$ 11.88				$ 11.07
Evergreen Corporation [Member] | Common Class B [Member]
IfrsStatementLineItems [Line Items]
Common stock par value	$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000				20,000,000
Common stock shares, issued	2,875,000			2,875,000				2,875,000
Common stock shares, outstanding	2,875,000			2,875,000				2,875,000